Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (“PVP”) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the Company is providing the following information regarding the relationship between executive compensation and the financial performance of the Company since our spin-off in November 2022.

					Year-end value of $100 invested on 11/01/2022 in:
Year	SCT Total for CEO (a) $	CAP to CEO (a)(b) $	Average SCT Total for Non-CEO NEOs (a) $	Average CAP to Non-CEO NEOs (a)(b) $	RXO (c) $	Dow Jones Transportation Average (c) $	Net Income (Loss) (millions) (d) $	Adjusted EBITDA (millions) (e) $
2024	7,694,387	9,359,913	2,628,082	3,240,766	125.08	117.56	(290)	118
2023	5,665,191	8,403,024	1,739,439	2,997,271	122.04	117.59	4	132
2022	11,035,672	8,374,864	4,905,970	4,942,624	90.24	99.05	92	306

(a)
Amounts shown are the total compensation as calculated in the Summary Compensation Table (or “SCT”), for the CEO (Mr. Wilkerson) and the average for our non-CEO NEOs (which are Mr. Harris and Mr. Firestone for all years).

(b)
Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. In some cases, the equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO (as described in the “Compensation Discussion and Analysis” section in the 2022 Proxy statement) are not included because they do not reflect compensation actually paid by RXO.

	CEO			Average Other NEOs
	2024	2023	2022	2024	2023	2022
Total Compensation from SCT	$7,694,387	$5,665,191	$11,035,672	$2,628,082	$1,739,439	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($6,514,251)	($5,000,007)	($9,262,804)	($1,528,352)	($1,175,018)	($3,499,382)
Year-end fair value of unvested awards granted in the current year	$8,215,733	$5,642,899	$6,601,996	$1,927,553	$1,326,099	3,536,036
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$255,507	$1,971,082	n/a	$105,216	$1,057,417	n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($291,463)	$123,859	n/a	$108,267	$49,334	n/a
Compensation Actually Paid (as calculated)	$9,359,913	$8,403,024	$8,374,864	$3,240,766	$2,997,271	$4,942,624

(c)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date our spinoff was completed, and we became publicly traded during 2022. As permitted by SEC rules, the peer group referenced in this table for the purpose of the TSR comparison is the group of companies included in the Dow Jones Transportation Average.

(d)	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for the year shown.
(e)
Adjusted EBITDA is the financial measure, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure further defined under Annex A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(a)
Amounts shown are the total compensation as calculated in the Summary Compensation Table (or “SCT”), for the CEO (Mr. Wilkerson) and the average for our non-CEO NEOs (which are Mr. Harris and Mr. Firestone for all years).

Peer Group Issuers, Footnote
(c)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on the date our spinoff was completed, and we became publicly traded during 2022. As permitted by SEC rules, the peer group referenced in this table for the purpose of the TSR comparison is the group of companies included in the Dow Jones Transportation Average.

PEO Total Compensation Amount	$ 7,694,387	$ 5,665,191	$ 11,035,672
PEO Actually Paid Compensation Amount	$ 9,359,913	8,403,024	8,374,864
Adjustment To PEO Compensation, Footnote
(b)
Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. In some cases, the equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO (as described in the “Compensation Discussion and Analysis” section in the 2022 Proxy statement) are not included because they do not reflect compensation actually paid by RXO.

	CEO			Average Other NEOs
	2024	2023	2022	2024	2023	2022
Total Compensation from SCT	$7,694,387	$5,665,191	$11,035,672	$2,628,082	$1,739,439	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($6,514,251)	($5,000,007)	($9,262,804)	($1,528,352)	($1,175,018)	($3,499,382)
Year-end fair value of unvested awards granted in the current year	$8,215,733	$5,642,899	$6,601,996	$1,927,553	$1,326,099	3,536,036
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$255,507	$1,971,082	n/a	$105,216	$1,057,417	n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($291,463)	$123,859	n/a	$108,267	$49,334	n/a
Compensation Actually Paid (as calculated)	$9,359,913	$8,403,024	$8,374,864	$3,240,766	$2,997,271	$4,942,624

Non-PEO NEO Average Total Compensation Amount	$ 2,628,082	1,739,439	4,905,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,240,766	2,997,271	4,942,624
Adjustment to Non-PEO NEO Compensation Footnote
(b)
Amounts shown reflect “compensation actually paid” (or “CAP”) for the CEO and the average CAP for our non-PEO NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the SCT to determine CAP (with fair value measured at year-end rather than at grant) are shown in the table below. In some cases, the equity awards reflected in these calculations were originally granted by XPO but converted to RXO awards upon the spin-off. Equity awards for Mr. Wilkerson that remained with XPO (as described in the “Compensation Discussion and Analysis” section in the 2022 Proxy statement) are not included because they do not reflect compensation actually paid by RXO.

	CEO			Average Other NEOs
	2024	2023	2022	2024	2023	2022
Total Compensation from SCT	$7,694,387	$5,665,191	$11,035,672	$2,628,082	$1,739,439	$4,905,970
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($6,514,251)	($5,000,007)	($9,262,804)	($1,528,352)	($1,175,018)	($3,499,382)
Year-end fair value of unvested awards granted in the current year	$8,215,733	$5,642,899	$6,601,996	$1,927,553	$1,326,099	3,536,036
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$255,507	$1,971,082	n/a	$105,216	$1,057,417	n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($291,463)	$123,859	n/a	$108,267	$49,334	n/a
Compensation Actually Paid (as calculated)	$9,359,913	$8,403,024	$8,374,864	$3,240,766	$2,997,271	$4,942,624

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Most Important Financial Measures. We are required to list the most important measures used by the Company to link compensation actually paid to our NEOs for 2024 to Company performance. For further information on our executive compensation program, please see the “Compensation Discussion and Analysis” section above.
▪	Adjusted EBITDA
▪	TSR (relative and absolute)

Total Shareholder Return Amount	$ 125.08	122.04	90.24
Peer Group Total Shareholder Return Amount	117.56	117.59	99.05
Net Income (Loss)	$ (290,000,000)	$ 4,000,000	$ 92,000,000
Company Selected Measure Amount	118,000,000	132,000,000	306,000,000
PEO Name	Mr. Wilkerson	Mr. Wilkerson	Mr. Wilkerson
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(e)
Adjusted EBITDA is the financial measure, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the Company’s performance. Adjusted EBITDA is a non-GAAP financial measure further defined under Annex A.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR (relative and absolute)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,514,251)	$ (5,000,007)	$ (9,262,804)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,215,733	5,642,899	6,601,996
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	255,507	1,971,082
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(291,463)	123,859
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,528,352)	(1,175,018)	(3,499,382)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,927,553	1,326,099	$ 3,536,036
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,216	1,057,417
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 108,267	$ 49,334